Commitments and Contingencies (Details Narrative)												12 Months Ended
	Mar. 11, 2021 USD ($)	Mar. 11, 2021 GBP (£)	Oct. 19, 2020 USD ($)	Oct. 14, 2020 USD ($)	Jul. 16, 2020 shares	Aug. 29, 2019	Jul. 24, 2019 USD ($) ft²	Jul. 24, 2019 GBP (£) ft²	May 13, 2019 USD ($)	Jun. 14, 2018 USD ($)	Jun. 14, 2018 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 GBP (£)
Proceeds of convertible notes payable												$ 1,177,000	$ 757,000
Lease term												3 years
Weighted average incremental borrowing rate												6.00%
Current operating lease liabilities												$ 30,125	29,237
Long-term operating lease liabilities												22,574	51,620
Right of use assets												55,606	83,679
ASC 840 [Member]
Net rent expense												32,607	$ 31,563
Yearly Average Rate [Member]
Foreign currency translation rate													1.276933
Employment Agreements [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Employment agreement term	1 year	1 year
Annual base compensation	$ 180,000
Employment Agreements [Member] | Chief Executive Officer [Member] | Subsequent Event [Member] | Global Telesat Communications Limited [Member]
Annual base compensation	70,000
Employment Agreements [Member] | Chief Financial Officer [Member] | Subsequent Event [Member]
Annual base compensation	$ 150,000
Employment Agreements [Member] | Mr. Phipps [Member] | Subsequent Event [Member] | Maximum [Member]
Annual cash bonus percentage	150.00%	150.00%
Employment Agreements [Member] | Mr. Seifert [Member] | Subsequent Event [Member] | Maximum [Member]
Annual cash bonus percentage	150.00%	150.00%
Employment Agreements [Member] | GBP [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Annual base compensation | £		£ 50,000
Employment Agreements [Member] | Mr. Phipps [Member]
Employment agreement term description										The Company entered into a two (2) year Employment Agreement (the "Phipps Agreement") with Mr. Phipps, with an automatic one (1) year extension.	The Company entered into a two (2) year Employment Agreement (the "Phipps Agreement") with Mr. Phipps, with an automatic one (1) year extension.
Annual salary										$ 170,000				$ 62,219
Employment agreement term										1 year	1 year
Average conversion rate														1.296229	1.296229
Employment Agreements [Member] | Mr. Phipps [Member] | GBP [Member]
Annual salary | £											£ 48,000				£ 48,000
Employment Agreements [Member] | Theresa Carlise [Member]
Employment agreement term description										The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension.	The Carlise Agreement is for a period of two (2) years, with an automatic one (1) year extension.
Annual salary										$ 150,000
Employment Agreements [Member] | Theresa Carlise [Member] | Chief Executive Officer [Member]
Cash compensation payable per week				$ 2,000
Employment Agreements [Member] | Thomas Seifert [Member] | Chief Financial Officer [Member]
Cash compensation payable per month			$ 7,500
Consulting Agreement [Member]
Issuance of restricted common stock | shares					20,000
Issuance of additional restricted common stock | shares					5,000
Consulting agreements extended period, description						One of the consulting agreements was extended for another three months to expire on February 13, 2020 and the other was extended on September 1, 2019 for another two months to expire on January 13, 2020.
Consulting Agreement 1 [Member]
Proceeds of convertible notes payable									$ 44,000
Consulting Agreement 2 [Member]
Proceeds of convertible notes payable									$ 12,500
Note maturity term									3 years
Note bears interest rate									6.00%
Two Consulting Agreement [Member] | Maximum [Member]
Debt instrument retainer payment									$ 30,000
Debt instrument monthly payment												10,000
Two Consulting Agreement [Member] | Minimum [Member]
Debt instrument retainer payment									$ 10,000
Debt instrument monthly payment												$ 5,000
Lease Agreement [Member]
Area of square feet | ft²							2,660	2,660
Lease term							3 years	3 years
Facilities rent per month							$ 2,717
Foreign currency translation rate							1.286618	1.286618
Foreign currency translation rate, amount							$ 2,738
Lease renewal date							Jul. 23, 2022	Jul. 23, 2022
Lease Agreement [Member] | GBP [Member]
Annual Rent | £								£ 25,536
Facilities rent per month | £								£ 2,128